Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESMARK FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
WesMark Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESMARK BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WesMark Balanced Fund (the “Fund”) seeks to achieve capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing in a mix of equity, fixed-income and money market investments. The Fund’s portfolio is constructed by WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), using an asset allocation process. The Adviser first determines the percentage of the Fund’s portfolio to invest in equity securities, the percentage to invest in fixed-income securities and the percentage to invest in money market investments. The percentage ranges of securities in each asset class are: equity securities 30-70%; fixed-income securities 30-70%; and money market investments 0-40%. The Adviser will then select securities for each asset class. Within the equity allocation, the Adviser may use a blend of styles in selecting stocks, i.e., stocks may be selected for their growth characteristics, or value characteristics, or both. In addition, the Adviser may consider the income potential of a security resulting in an equity position that may be overweight in sectors that pay dividends.

The Adviser anticipates investing the equity allocation primarily in the equity securities of domestic companies with large and medium market capitalizations. However, the Adviser may also invest a portion of the equity allocation in American Depository Receipts (ADRs) and other domestically traded securities of foreign companies, exchange traded funds (ETFs) or other investment companies that invest in foreign securities (which may include emerging markets), real estate investment trusts (REITs) and equity securities of companies with small market capitalizations. Also, in an effort to increase the income of the Fund, the Fund may sell call options on equity securities held in the Fund. This would have the effect of limiting the upside of the equity securities subject to such call options.

Within the fixed-income allocation the Adviser selects primarily U.S. dollar denominated investment-grade fixed-income securities rated in one of the top four ratings categories by a nationally recognized statistical ratings organization (NRSRO) or securities that are unrated but are determined by the Adviser to be of comparable quality. Such investment-grade securities may include U.S. government agency and treasury securities, investment-grade corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMO) and asset-backed securities. The Adviser allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between capital appreciation and income and risk. The Adviser selects securities with longer or shorter durations based on its assessment of market conditions, but does not target any specific duration for the fixed-income portion of the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity.

Within the money market allocation the Adviser may invest in money market funds, repurchase agreements or other short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

The Fund may purchase ETFs, or other investment companies, in order to achieve exposure to a specific market sector to achieve exposure to foreign markets, or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices.

		For additional information on the Fund’s investment strategies, please see the section “More about the Funds’ Investment Strategies and Risks” beginning on page 26 of this prospectus.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks: The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund portfolio. Consequently, the Fund's share price may decline.

Risks Related to Investing For Growth: Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Investing For Value: Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size: The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Credit Risks: The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks: Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Risk Related to Complex CMOs: CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

Call Risks: An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks: The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Currency Risks: Exchange rates for currencies fluctuate daily.

Liquidity Risks: A Fund may not be able to sell a security or close out of an investment when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.

Sector Risks: Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing: Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund's foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks: ETFs may be subject to the following risks that do not apply to conventional mutual funds:
  the market price of an ETF’s shares may trade above or below their net asset value;
  an active trading market for an ETF’s shares may not develop or be maintained; or
  trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers: Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Option Contracts (A Type of Derivative) Option contracts (also called "options") are rights to buy or sell a security for a specified price (the "exercise price") during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options may be bought or sold on a wide variety of securities. The Fund may buy call options which gives the holder (buyer) the right to buy the security from the seller (writer) of the option. The Fund may also write call options on a securities in order to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the security. If the Fund writes a call option on a security that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

		For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 26 of this prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information provided for LBFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

		The Balanced Composite Index is comprised of a combination of 60% of S&P 500® Index and 40% of BCIGCI.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 10.52% (quarter ended June 30, 2009). Its lowest quarterly return was -10.02% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as a 401(k) plan or an IRA.

		For the periods ended December 31, 2014:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The information provided for LBFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

		The Balanced Composite Index is comprised of a combination of 60% of S&P 500® Index and 40% of BCIGCI.
WesMark Balanced Fund | WesMark Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,476
2005	rr_AnnualReturn2005	3.17%
2006	rr_AnnualReturn2006	9.63%
2007	rr_AnnualReturn2007	9.12%
2008	rr_AnnualReturn2008	(21.30%)
2009	rr_AnnualReturn2009	19.65%
2010	rr_AnnualReturn2010	11.90%
2011	rr_AnnualReturn2011	5.08%
2012	rr_AnnualReturn2012	8.44%
2013	rr_AnnualReturn2013	13.57%
2014	rr_AnnualReturn2014	7.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.02%)
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	9.26%
10 Years	rr_AverageAnnualReturnYear10	6.11%
WesMark Balanced Fund | Returns After Taxes on Distributions | WesMark Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	8.64%
10 Years	rr_AverageAnnualReturnYear10	5.48%
WesMark Balanced Fund | Returns after Taxes on Distributions and Sale of Fund Shares | WesMark Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	7.31%
10 Years	rr_AverageAnnualReturnYear10	4.79%
WesMark Balanced Fund | S&P 500® Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.66%
5 Years	rr_AverageAnnualReturnYear05	15.44%
10 Years	rr_AverageAnnualReturnYear10	7.67%
WesMark Balanced Fund | Barclays Capital Intermediate U. S. Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	4.10%
WesMark Balanced Fund | Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	6.24%
WesMark Balanced Fund | Lipper Balanced Funds Average (LBFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.90%
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	5.63%